Related Party Transactions - Schedule of Related Party Costs and Expenses (Parenthetical) (Detail) - d	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Number of days vessel went off-hiredue to damage		6
KOAS [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%
KOAS UK [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%